Fair Value Measurements (Details Textual) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Asset retirement obligations	$ 21,801	$ 21,171	$ 2,963